Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2040 Fund
December 31, 2023
Z40-NPRT3-0224
1.9884245.106
Domestic Equity Funds - 46.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	400,314	6,252,899
Fidelity Series Commodity Strategy Fund (a)	4,534	419,997
Fidelity Series Large Cap Growth Index Fund (a)	205,718	3,939,497
Fidelity Series Large Cap Stock Fund (a)	214,955	4,200,212
Fidelity Series Large Cap Value Index Fund (a)	508,357	7,483,023
Fidelity Series Small Cap Core Fund (a)	1,672	18,806
Fidelity Series Small Cap Opportunities Fund (a)	144,794	2,012,633
Fidelity Series Value Discovery Fund (a)	184,894	2,751,220
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,273,925)		27,078,287

International Equity Funds - 39.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	106,906	1,570,450
Fidelity Series Emerging Markets Fund (a)	169,220	1,431,605
Fidelity Series Emerging Markets Opportunities Fund (a)	332,433	5,761,058
Fidelity Series International Growth Fund (a)	228,185	3,908,801
Fidelity Series International Index Fund (a)	125,464	1,475,461
Fidelity Series International Small Cap Fund (a)	56,602	959,972
Fidelity Series International Value Fund (a)	334,787	3,906,959
Fidelity Series Overseas Fund (a)	301,180	3,906,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $20,665,392)		22,920,611

Bond Funds - 14.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	44,470	340,640
Fidelity Series Corporate Bond Fund (a)	75,070	699,656
Fidelity Series Emerging Markets Debt Fund (a)	38,068	295,029
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	10,299	96,499
Fidelity Series Floating Rate High Income Fund (a)	5,832	52,667
Fidelity Series Government Bond Index Fund (a)	110,870	1,025,551
Fidelity Series High Income Fund (a)	13,168	110,745
Fidelity Series International Credit Fund (a)	6	50
Fidelity Series International Developed Markets Bond Index Fund (a)	55,588	485,839
Fidelity Series Investment Grade Bond Fund (a)	103,045	1,040,756
Fidelity Series Investment Grade Securitized Fund (a)	77,472	698,793
Fidelity Series Long-Term Treasury Bond Index Fund (a)	655,950	3,843,866
Fidelity Series Real Estate Income Fund (a)	6,059	57,496
TOTAL BOND FUNDS (Cost $9,057,335)		8,747,587

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $52,996,652)	58,746,485
NET OTHER ASSETS (LIABILITIES) - 0.0%	(527)
NET ASSETS - 100.0%	58,745,958

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	384,287	87,091	108,283	11,196	(9,096)	(13,359)	340,640
Fidelity Series Blue Chip Growth Fund	6,642,090	965,059	3,129,237	37,355	421,106	1,353,881	6,252,899
Fidelity Series Canada Fund	1,735,783	316,827	598,315	52,642	4,785	111,370	1,570,450
Fidelity Series Commodity Strategy Fund	461,483	125,290	137,217	19,663	(26,222)	(3,337)	419,997
Fidelity Series Corporate Bond Fund	488,432	320,409	125,384	19,037	(2,305)	18,504	699,656
Fidelity Series Emerging Markets Debt Fund	321,720	61,165	102,134	15,847	(3,519)	17,797	295,029
Fidelity Series Emerging Markets Debt Local Currency Fund	108,508	18,216	32,818	4,856	874	1,719	96,499
Fidelity Series Emerging Markets Fund	1,109,149	756,873	488,619	35,013	(12,529)	66,731	1,431,605
Fidelity Series Emerging Markets Opportunities Fund	6,687,926	1,057,445	2,279,424	162,028	(27,694)	322,805	5,761,058
Fidelity Series Floating Rate High Income Fund	61,920	14,276	24,603	4,666	189	885	52,667
Fidelity Series Government Bond Index Fund	719,767	499,055	189,141	18,920	(2,819)	(1,311)	1,025,551
Fidelity Series Government Money Market Fund 5.43%	231,378	51,301	282,679	6,250	-	-	-
Fidelity Series High Income Fund	124,250	25,919	41,974	6,168	(1,627)	4,177	110,745
Fidelity Series International Credit Fund	47	2	-	2	-	1	50
Fidelity Series International Developed Markets Bond Index Fund	325,876	234,065	78,189	16,087	(1,085)	5,172	485,839
Fidelity Series International Growth Fund	4,028,738	874,009	1,310,974	50,803	32,365	284,663	3,908,801
Fidelity Series International Index Fund	1,670,599	287,541	574,055	41,851	18,333	73,043	1,475,461
Fidelity Series International Small Cap Fund	1,271,720	148,756	493,260	32,475	(24,223)	56,979	959,972
Fidelity Series International Value Fund	4,018,691	819,046	1,313,425	126,471	36,068	346,579	3,906,959
Fidelity Series Investment Grade Bond Fund	735,624	493,789	196,182	27,465	(3,053)	10,578	1,040,756
Fidelity Series Investment Grade Securitized Fund	503,815	324,233	133,279	18,182	(2,972)	6,996	698,793
Fidelity Series Large Cap Growth Index Fund	4,207,846	558,976	1,722,376	35,119	195,497	699,554	3,939,497
Fidelity Series Large Cap Stock Fund	4,612,741	657,020	1,523,338	237,258	49,721	404,068	4,200,212
Fidelity Series Large Cap Value Index Fund	8,606,799	1,466,939	3,042,528	305,895	(25,296)	477,109	7,483,023
Fidelity Series Long-Term Treasury Bond Index Fund	3,913,454	1,411,983	1,230,597	96,710	(72,406)	(178,568)	3,843,866
Fidelity Series Overseas Fund	4,024,879	898,418	1,319,764	64,652	31,205	271,567	3,906,305
Fidelity Series Real Estate Income Fund	114,060	14,039	70,090	4,859	(6,624)	6,111	57,496
Fidelity Series Short-Term Credit Fund	28,721	2,272	30,925	504	202	(270)	-
Fidelity Series Small Cap Core Fund	55,177	400	38,110	384	927	412	18,806
Fidelity Series Small Cap Opportunities Fund	2,110,047	343,964	697,803	21,362	12,819	243,606	2,012,633
Fidelity Series Treasury Bill Index Fund	566,985	93,689	660,098	15,224	(529)	(47)	-
Fidelity Series Value Discovery Fund	3,153,888	584,575	1,088,161	129,705	(23,314)	124,232	2,751,220
	63,026,400	13,512,642	23,062,982	1,618,649	558,778	4,711,647	58,746,485

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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